Related Party Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Related Party Transactions [Abstract]
Related Party Transactions

Note 6 - Related Party Transactions

Notes Payable

	March 31, 2023	June 30, 2022

Fair value of unsecured notes payable to seller of Concepts and Solutions, a related party, bearing interest at 3% per year, payable in annual installments through November 30, 2021. Payment is subject to adjustment based on the achievement of minimum gross revenues and successful completion of certain pre-acquisition withholding tax issues of Concepts and Solutions.

	$ 1,030,079	$ 1,030,079

Note payable to a stockholder in which the note principal plus interest at 15% is payable the earlier of 60 days after invoicing a certain customer, or April, 2022 due to an extension granted by the lender. On December 23, 2021, an amendment extended the maturity to March 30, 2025, changed the interest rate to 10% with monthly payments of principal and interest of $8,823 beginning in June 2022. The note is collateralized by a security interest in a certain customer purchase order. Monthly payments were deferred by the lender.	385,000	385,000

Note payable related to acquisition of Classroom Tech in which the note principal is payable in 2021 with no interest obligations, upon the shareholder's resolution of a pre-acquisition liability with a bank.	-	55,000

Notes payable to two stockholders, bearing interest at 12% and payable from future equity advances where 20% of each advance will be used to pay the notes down until paid in full and to pay back within six month of an active equity purchase agreement.	225,000	-

Long term note bearing interest at 6% and maturing March 31, 2024 and other short-term payables due to stockholders and related parties	845,499	355,538

Total Related Party Notes Payable	2,485,578	1,825,617

Current Portion of Related Party Notes Payable	105,876	1,238,755

Long-term Portion of Related Party Notes Payable	$ 2,379,702	$ 586,862

As of March 31, 2023, related party notes payable maturities are as follows:

Period ending March 31,
2024	105,876
2025	1,070,923
2026	-
2027	1,308,779
2,485,578

Related Party Leases

The Company leases property used in operations from a related party under terms of a financing lease. The term of the lease expired on March 31, 2021 and is continuing on a month to month basis. The monthly lease payment is $9,664 plus maintenance and property taxes, as defined in the amended lease agreement. Rent expense for this lease was $28,992 and $28,992 for the three months ended March 31, 2023 and 2022, respectively. Rent expense for this lease was $86,976 and $86,976 for the Nine Months ended March 31, 2023 and 2022, respectively

Other Related Party Agreements

A related party collateralizes the Company's short-term note with a certificate of deposit in the amount of $274,900, held at the same bank. The related party will receive a $7,500 collateral fee for this service (see Note 4).

Note 6 – Related Party Transactions

	June 30, 2022	June 30, 2021

Note payable to a stockholder in which the $200,000 principal plus $10,000 of interest was payable in December 2019. Borrowings under the note increased to $400,000 and the maturity was extended to November 13, 2021. The note bears interest at 6% per annum and is payable in cash or common stock, at the Company's option. If interest is paid in common stock, the conversion price will be the market price at the time of conversion. Principal on the note at maturity was convertible into 400,000 shares of Series D Preferred Stock. If principal was paid prior to maturity, the right of conversion would be terminated. Extinguished by exchange for Series F Preferred Stock on December 28, 2021.

	$ -	$400,000

Fair value of unsecured notes payable to seller of Concepts and Solutions, a related party, bearing interest at 3% per year, payable in annual installments through November 30, 2021. Payment is subject to adjustment based on the achievement of minimum gross revenues and successful completion of certain preacquisition withholding tax issues of Concepts and Solutions.	1,030,079	1,030,079

Note payable to a stockholder in which the note principal plus 6% interest was payable on November 7, 2021. Note was amended in March 2020 by increasing the balance to $1,225,000. Interest is payable in cash or common stock, at the holder's option. If interest is paid in common stock, the conversion price was to be the market price at the time of conversion. Principal on the note at maturity was convertible into 1,225,000 shares of Series D Preferred Stock. If principal was paid prior to maturity, the right of conversion would be terminated. Extinguished by exchange for Series F Preferred Stock on December 27, 2021.

	-	1,225,000

Note payable to a stockholder in which the note principal plus 6% interest is payable in November 13, 2021. Interest was payable in cash or common stock, at the Company's option. If interest was paid in common stock, the conversion price would be the market price at the time of conversion. Principal on the note at maturity was convertible into 200,000 shares of Series D Preferred Stock. If principal was paid prior to maturity, the right of conversion would be terminated. Extinguished by exchange for Series F Preferred Stock on December 20, 2021.	-	200,000

Note payable to a stockholder in which the note principal plus interest at 15% is payable the earlier of 60 days after invoicing a certain customer, or April 2022 due to an extension granted by the lender. On December 23, 2021, an amendment extended the maturity to March 30, 2025, changed the interest rate to 10% with monthly payments of principal and interest of $8,823 beginning in June 2022. The note is collateralized by a security interest in a certain customer purchase order. Monthly payments were deferred by the lender to a future date to be determined by the lender.	385,000	385,000

Note payable related to the acquisition of Classroom Tech in which the note principal is payable in 2021 with no interest obligations, upon the shareholder’s resolution of a preacquisition liability with a bank.	55,000	155,690

Long term note bearing interest at 6% and maturing December 31, 2024 and other short term payables due to stockholders and related parties.	355,538	75,986

Total Related Party Notes Payable	1,825,617	3,471,755

Current Portion of Related Party Notes Payable	1,238,755	3,471,755

Long-term Portion of Related Party Notes Payable	$586,862	$ -

In December of 2021, $1,825,000 of related party convertible notes and 500,000 shares of Series E preferred stock were eliminated upon the execution of an agreement to exchange them for Series F preferred shares. In addition, the exchange of the notes resulted in the elimination of the derivative liability related to the conversion features of the notes into Series D Preferred stock. The derivative liability was reduced by $1,842,000 resulting in additional paid in capital of approximately $1,825,000. On June 30, 2022 and 2021, the derivative liability is $0 and $1,842,000.

Leases

The Company leases property used in operations from a related party under terms of a financing lease. The term of the lease expires on December 31, 2021 and continues on a month to month basis. The monthly lease payment is $9,664 plus maintenance and property taxes, as defined in the amended lease agreement. Rent expense for this lease was $115,968 and $290,772 for the years ended June 30, 2022 and 2021, respectively.

The Company leases a vehicle from related parties under a financing lease (Note 4) which ended in July 2021. The Company paid the lease payments directly to the creditors, rather than the lessor. The leased vehicle is used in operations for deliveries and installations.

Other Agreements

A related party collateralizes the Company's short-term note with a certificate of deposit in the amount of $274,900, held at the same bank. The related party will receive a $7,500 collateral fee for this service (see Note 4).

A related party loaned the Company $370,000 on June 1, 2022 for working capital purposes (Note 6). The loan bears interest at 6% and is due at maturity on December 31, 2024.